UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Consolidated Portfolio of Investments

Foreign Government Bonds — 41.0%

Security	Principal Amount		Value

Albania — 0.3%
Republic of Albania, 7.50%, 11/4/15	EUR	2,776,000	$3,672,772

Total Albania			$3,672,772

Brazil — 0.8%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	17,693,933	$9,528,714

Total Brazil			$9,528,714

Cyprus — 1.2%
Republic of Cyprus, 3.75%, 6/3/13	EUR	7,636,000	$9,155,092
Republic of Cyprus, 3.75%, 11/1/15	EUR	1,290,000	1,263,388
Republic of Cyprus, 4.375%, 7/15/14	EUR	300,000	327,213
Republic of Cyprus, 4.625%, 2/3/20	EUR	3,759,000	3,222,977

Total Cyprus			$13,968,670

Georgia — 1.7%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	3,000,000	$1,803,174
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	8,633,000	5,234,168
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	2,257,000	1,391,602
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	3,710,000	2,283,902
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	2,030,000	1,250,747
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	1,290,000	832,334
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	2,100,000	1,417,486
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	500,000	311,008
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500,000	338,516
Georgia Treasury Bond, 12.20%, 5/13/13	GEL	3,421,000	2,121,090
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	3,100,000	1,900,027
Georgia Treasury Bond, 13.80%, 12/16/12	GEL	2,871,000	1,746,445

Total Georgia			$20,630,499

Germany — 2.9%
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	18,400,000	$34,228,012

Total Germany			$34,228,012

Ghana — 0.4%
Ghana Government Bond, 23.00%, 8/21/17	GHS	8,200,000	$4,907,086

Total Ghana			$4,907,086

Hungary — 3.4%
National Bank of Hungary, 8.875%, 11/1/13	USD	3,820,000	$3,922,350
Republic of Hungary, 3.50%, 7/18/16	EUR	6,304,000	7,872,524
Republic of Hungary, 4.375%, 7/4/17	EUR	8,864,000	11,232,977

Security	Principal Amount		Value

Hungary (continued)
Republic of Hungary, 4.50%, 1/29/14	EUR	11,286,000	$14,818,218
Republic of Hungary, 5.50%, 5/6/14	GBP	1,181,000	1,934,425

Total Hungary			$39,780,494

Mexico — 5.0%
Mexican Bonos, 7.00%, 6/19/14	MXN	233,240,000	$18,476,049
Mexican Bonos, 8.00%, 12/19/13	MXN	220,530,000	17,455,841
Mexican Bonos, 9.00%, 6/20/13	MXN	162,200,000	12,725,317
Mexican Bonos, 9.50%, 12/18/14	MXN	132,350,000	11,039,450

Total Mexico			$59,696,657

New Zealand — 4.5%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,220,000	$8,449,016
New Zealand Government Bond, 5.50%, 4/15/23	NZD	3,690,000	3,565,124
New Zealand Government Bond, 6.00%, 12/15/17	NZD	9,220,000	8,730,820
New Zealand Government Bond, 6.00%, 5/15/21	NZD	33,297,000	32,858,098

Total New Zealand			$53,603,058

Nigeria — 0.3%
Nigeria Treasury Bond, 16.39%, 1/27/22	NGN	422,331,000	$3,127,148

Total Nigeria			$3,127,148

Philippines — 1.4%
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000,000	$11,900,276
Republic of the Philippines, 8.75%, 3/3/13	PHP	205,250,000	5,119,123

Total Philippines			$17,019,399

Poland — 0.3%
Republic of Poland, 3.00%, 3/17/23	USD	3,840,000	$3,809,576

Total Poland			$3,809,576

Serbia — 5.9%
Serbia Treasury Bill, 0.00%, 2/21/13	RSD	1,315,000,000	$14,426,962
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	321,270,000	3,470,193
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	256,210,000	2,681,130
Serbia Treasury Bill, 0.00%, 8/9/13	RSD	737,400,000	7,616,661
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	1,335,090,000	13,416,726
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	785,000,000	7,840,651
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	206,500,000	2,030,808
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	105,900,000	1,017,712
Serbia Treasury Bill, 0.00%, 2/21/14	RSD	316,200,000	3,007,060
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	990,000,000	9,356,127
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	106,120,000	996,485

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Principal Amount		Value

Serbia (continued)
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930,000	$1,401,049
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680,000	2,984,156

Total Serbia			$70,245,720

Slovenia — 1.2%
Republic of Slovenia, 4.125%, 1/26/20	EUR	300,000	$361,237
Republic of Slovenia, 4.375%, 1/18/21	EUR	2,548,000	3,058,197
Republic of Slovenia, 5.50%, 10/26/22(2)	USD	10,857,000	10,898,435

Total Slovenia			$14,317,869

Sri Lanka — 1.4%
Republic of Sri Lanka, 5.875%, 7/25/22(2)	USD	3,970,000	$4,410,471
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	8,040,000	9,045,000
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	2,460,000	2,767,500

Total Sri Lanka			$16,222,971

Turkey — 8.3%
Turkey Government Bond, 0.00%, 7/17/13	TRY	92,500,000	$49,372,552
Turkey Government Bond, 3.00%, 1/6/21(1)	TRY	67,299,423	41,130,554
Turkey Government Bond, 4.00%, 4/1/20(1)	TRY	12,619,415	8,127,818

Total Turkey			$98,630,924

Venezuela — 2.0%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	8,138,000	$5,859,360
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	4,816,900	4,274,999
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	13,364,000	13,597,870

Total Venezuela			$23,732,229

Total Foreign Government Bonds (identified cost $466,585,188)			$487,121,798

Collateralized Mortgage Obligations — 3.3%

Security		Principal Amount	Value

Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)		$13,452,718	$2,155,648
Series 2770, (Interest Only), Class SH, 6.886%, 3/15/34(4)(5)		7,598,862	1,415,592
Series 2877, (Interest Only), Class WS, 6.386%, 10/15/34(4)(5)		12,426,316	824,750

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 3572, (Interest Only), Class JS, 6.586%, 9/15/39(4)(5)	$12,887,067	$2,408,061
Series 3871, (Interest Only), Class MS, 6.986%, 6/15/41(4)(5)	9,293,527	1,806,493

		$8,610,544

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.289%, 10/25/35(4)(5)(6)	$22,301,204	$3,656,485
Series 2006-56, (Interest Only), Class CS, 6.999%, 7/25/36(4)(5)	10,267,378	2,013,400
Series 2006-72, (Interest Only), Class GI, 6.369%, 8/25/36(4)(5)(6)	37,850,638	6,201,416
Series 2006-96, (Interest Only), Class SM, 7.039%, 10/25/36(4)(5)	22,984,472	4,403,983
Series 2007-36, (Interest Only), Class SG, 6.389%, 4/25/37(4)(5)	16,176,259	2,784,393
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)(6)	23,897,112	4,213,919
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(4)	12,549,425	1,311,468
Series 2010-109, (Interest Only), Class PS, 6.389%, 10/25/40(4)(5)	23,998,226	3,420,615
Series 2010-147, (Interest Only), Class KS, 5.739%, 1/25/41(4)(5)	16,031,447	2,401,990

		$30,407,669

Total Collateralized Mortgage Obligations (identified cost $36,429,742)		$39,018,213

Mortgage Pass-Throughs — 0.6%

Security	Principal Amount	Value

Federal National Mortgage Association:
6.00%, with various maturities to 2038(6)	$6,458,095	$7,263,296

Total Mortgage Pass-Throughs (identified cost $7,306,460)		$7,263,296

Common Stocks — 1.5%

Security	Shares	Value

France — 0.2%
Sanofi	14,429	$1,267,262
Total SA	24,993	1,258,902

Total France		$2,526,164

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Germany — 1.0%
Deutsche EuroShop AG	92,887	$3,796,292
Deutsche Wohnen AG	200,764	3,676,845
GSW Immobilien AG	92,980	3,821,873

Total Germany		$11,295,010

Luxembourg — 0.3%
GAGFAH SA(7)	314,472	$3,578,962

Total Luxembourg		$3,578,962

Total Common Stocks (identified cost $14,987,554)		$17,400,136

Precious Metals — 3.0%

Description	Troy Ounces	Value
Gold(7)	4,800	$8,263,000
Platinum(7)	17,693	27,773,631

Total Precious Metals (identified cost $39,419,034)		$36,036,631

Currency Call Options Purchased — 0.5%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	Australia and New Zealand Banking Group Limited	INR	896,000	INR	54.00	8/12/13	$302,137
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	787,000	INR	54.00	8/12/13	265,381
Indian Rupee	Bank of America	INR	1,131,103	INR	52.00	5/6/13	157,044
Indian Rupee	Bank of America	INR	1,030,095	INR	52.00	5/6/13	143,020
Indian Rupee	Bank of America	INR	1,127,500	INR	55.00	7/1/13	520,857
Indian Rupee	Bank of America	INR	908,000	INR	54.00	8/12/13	306,183
Indian Rupee	Bank of America	INR	1,065,000	INR	55.00	8/16/13	490,005
Indian Rupee	Barclays Bank PLC	INR	1,132,690	INR	52.00	5/6/13	157,265
Indian Rupee	Barclays Bank PLC	INR	896,000	INR	54.00	8/12/13	302,137
Indian Rupee	Deutsche Bank	INR	890,900	INR	51.00	5/8/13	78,035
Indian Rupee	Deutsche Bank	INR	860,000	INR	54.00	8/12/13	289,997
Indian Rupee	Goldman Sachs International	INR	1,033,600	INR	51.00	5/8/13	90,535

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	Goldman Sachs International	INR	940,500	INR	55.00	7/1/13	$434,471
Indian Rupee	Goldman Sachs International	INR	570,000	INR	54.00	8/12/13	192,207
Indian Rupee	Goldman Sachs International	INR	678,000	INR	55.00	8/19/13	313,888
Indian Rupee	HSBC Bank USA		INR 1,107,700	INR	53.00	7/3/13	256,648
Indian Rupee	JPMorgan Chase Bank	INR	943,400	INR	53.00	7/3/13	218,580
Indian Rupee	JPMorgan Chase Bank	INR	610,000	INR	54.00	8/12/13	205,696
Indian Rupee	JPMorgan Chase Bank	INR	687,000	INR	54.00	8/12/13	231,661
Indian Rupee	Standard Chartered Bank	INR	904,600	INR	52.00	5/6/13	125,596
Indian Rupee	Standard Chartered Bank	INR	630,700	INR	53.00	7/3/13	146,130

Total Currency Call Options Purchased (identified cost $4,270,673)							$5,227,473

Currency Put Options Purchased — 0.0%(8)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Yuan Offshore Renminbi	Barclays Bank PLC	CNH	124,807	CNH	6.50	5/20/13	$47,271
Yuan Offshore Renminbi	Citibank NA	CNH	118,060	CNH	6.50	5/20/13	44,715
Yuan Offshore Renminbi	HSBC Bank USA	CNH	133,413	CNH	6.50	5/20/13	50,531
Yuan Offshore Renminbi	Standard Chartered Bank	CNH	111,787	CNH	6.50	5/20/13	42,340

Total Currency Put Options Purchased (identified cost $644,366)							$184,857

Interest Rate Swaptions — 0.0%(8)

Description	Counterparty	Expiration Date	Notional Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$24,000,000	$316,032

Total Interest Rate Swaptions (identified cost $1,495,200)				$316,032

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Put Options Purchased — 0.3%

Description	Counterparty	Number of Contracts (000’s omitted)	Strike Price		Expiration Date	Value

Brent Crude Oil Future 9/2013	Not Applicable	421	USD	95.00	8/12/13	$2,947,000
KOSPI 200 Index	Bank of America	66,800	KRW	200.00	12/13/12	3,580

Total Put Options Purchased (identified cost $3,744,204)						$2,950,580

Short-Term Investments — 59.7%

Foreign Government Securities — 39.8%
Security	Principal Amount (000’s omitted)		Value

Croatia — 1.9%
Croatia Treasury Bill, 0.00%, 11/8/12	EUR	632	$818,761
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	1,885	2,441,005
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	982	1,270,955
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	2,515	3,253,245
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	1,910	2,459,523
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	839	1,080,401
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	973	1,252,172
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	1,989	2,554,800
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	1,716	2,201,261
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	2,215	2,837,594
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	2,000	2,560,977

Total Croatia			$22,730,694

Georgia — 1.6%
Bank of Georgia Promissory Note, 7.00%, 3/9/13	USD	1,928	$1,958,244
Bank of Georgia Promissory Note, 7.75%, 2/22/13	USD	1,606	1,633,118
Bank of Georgia Promissory Note, 8.25%, 12/21/12	USD	8,920	9,004,270
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	3,180	1,873,047
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	4,580	2,661,856
Georgia Treasury Bill, 0.00%, 7/18/13	GEL	3,892	2,240,279

Total Georgia			$19,370,814

Malaysia — 9.2%
Bank Negara Monetary Note, 0.00%, 11/6/12	MYR	28,881	$9,477,880
Bank Negara Monetary Note, 0.00%, 11/8/12	MYR	39,265	12,883,492
Bank Negara Monetary Note, 0.00%, 11/22/12	MYR	32,403	10,619,936
Bank Negara Monetary Note, 0.00%, 11/29/12	MYR	71,664	23,475,581
Bank Negara Monetary Note, 0.00%, 12/13/12	MYR	23,893	7,817,977
Bank Negara Monetary Note, 0.00%, 12/20/12	MYR	28,746	9,400,600

Security	Principal Amount (000’s omitted)		Value

Malaysia (continued)
Bank Negara Monetary Note, 0.00%, 1/10/13	MYR	41,587	$13,576,974
Bank Negara Monetary Note, 0.00%, 2/7/13	MYR	32,258	10,509,346
Bank Negara Monetary Note, 0.00%, 2/19/13	MYR	36,786	11,972,410

Total Malaysia			$109,734,196

Mexico — 2.4%
Mexico Cetes, 0.00%, 2/7/13	MXN	373,241	$28,172,940

Total Mexico			$28,172,940

Nigeria — 8.9%
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	745,500	$4,578,868
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	1,573,326	9,617,041
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	1,318,730	7,999,829
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	767,200	4,646,170
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	2,274,300	13,739,206
Nigeria Treasury Bill, 0.00%, 4/11/13	NGN	586,000	3,513,849
Nigeria Treasury Bill, 0.00%, 4/25/13	NGN	426,900	2,548,684
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	1,008,800	5,999,583
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	327,000	1,941,573
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	8,299,000	47,234,975
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	694,200	3,899,615

Total Nigeria			$105,719,393

Philippines — 2.9%
Philippine Treasury Bill, 0.00%, 11/7/12	PHP	59,070	$1,433,840
Philippine Treasury Bill, 0.00%, 11/21/12	PHP	207,040	5,023,592
Philippine Treasury Bill, 0.00%, 1/2/13	PHP	79,590	1,929,755
Philippine Treasury Bill, 0.00%, 1/30/13	PHP	59,120	1,433,848
Philippine Treasury Bill, 0.00%, 2/6/13	PHP	157,180	3,811,267
Philippine Treasury Bill, 0.00%, 2/20/13	PHP	22,020	533,879
Philippine Treasury Bill, 0.00%, 3/6/13	PHP	60,040	1,455,225
Philippine Treasury Bill, 0.00%, 4/17/13	PHP	42,690	1,033,445
Philippine Treasury Bill, 0.00%, 5/2/13	PHP	94,620	2,289,543
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	15,930	385,306
Philippine Treasury Bill, 0.00%, 7/10/13	PHP	127,110	3,068,549
Philippine Treasury Bill, 0.00%, 7/24/13	PHP	98,690	2,381,361
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	255,780	6,168,956
Philippine Treasury Bill, 0.00%, 9/18/13	PHP	128,890	3,103,957
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	33,200	799,109

Total Philippines			$34,851,632

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Serbia — 3.8%
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	19,080	$211,960
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	2,048,000	22,534,048
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	225,310	2,440,043
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	190,060	2,047,712
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	516,360	5,486,384
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	28,900	304,736
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	193,500	2,029,303
Serbia Treasury Bill, 0.00%, 9/13/13	RSD	928,600	9,470,957

Total Serbia			$44,525,143

Singapore — 3.7%
Monetary Authority of Singapore Bill, 0.00%, 11/23/12	SGD	9,292	$7,616,804
Monetary Authority of Singapore Bill, 0.00%, 12/7/12	SGD	43,865	35,954,423

Total Singapore			$43,571,227

South Korea — 1.8%
Korea Monetary Stabilization Bond, 0.00%, 11/6/12	KRW	2,671,920	$2,448,857
Korea Monetary Stabilization Bond, 0.00%, 11/13/12	KRW	10,386,610	9,514,077
Korea Monetary Stabilization Bond, 0.00%, 12/11/12	KRW	1,954,370	1,784,787
Korea Monetary Stabilization Bond, 0.00%, 12/18/12	KRW	1,595,100	1,456,798
Korea Monetary Stabilization Bond, 0.00%, 12/25/12	KRW	6,296,230	5,747,775

Total South Korea			$20,952,294

Sri Lanka — 3.6%
Sri Lanka Treasury Bill, 0.00%, 1/4/13	LKR	705,000	$5,314,460
Sri Lanka Treasury Bill, 0.00%, 1/11/13	LKR	2,908,560	21,881,862
Sri Lanka Treasury Bill, 0.00%, 4/12/13	LKR	1,993,810	14,556,573
Sri Lanka Treasury Bill, 0.00%, 10/11/13	LKR	165,030	1,134,560

Total Sri Lanka			$42,887,455

Total Foreign Government Securities (identified cost $468,569,603)			$472,515,788

U.S. Treasury Obligations — 0.9%

Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/15/12(6)		$8,000	$7,999,800
U.S. Treasury Bill, 0.00%, 11/29/12(6)		3,000	2,999,796

Total U.S. Treasury Obligations (identified cost $10,999,452)			$10,999,596

Repurchase Agreements — 11.5%

Description		Principal Amount (000’s omitted)	Value

Bank of America:
Dated 10/30/12 with a maturity date of 11/9/12, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of EUR 6,554,403, collateralized by EUR 5,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $8,514,100.	EUR	6,555	$8,496,311
Dated 10/30/12 with a maturity date of 11/9/12, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of EUR 4,913,894, collateralized by EUR 4,200,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $6,381,389.	EUR	4,914	6,369,823
Dated 10/30/12 with a maturity date of 11/9/12, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of EUR 7,278,440, collateralized by EUR 6,050,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $9,440,774.	EUR	7,279	9,435,138
Barclays Bank PLC:
Dated 10/31/12 with a maturity date of 11/9/12, an interest rate of 0.08% payable by the Portfolio and repurchase proceeds of EUR 29,065,871, collateralized by EUR 25,152,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $37,717,996.	EUR	29,066	37,674,297

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Description		Principal Amount (000’s omitted)	Value

Citibank NA:
Dated 10/31/12 with a maturity date of 11/12/12, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 22,385,615, collateralized by EUR 19,340,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $29,002,307.	EUR	22,386	$29,015,665
Nomura International PLC:
Dated 10/26/12 with a maturity date of 11/7/12, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 16,966,287, collateralized by EUR 15,060,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $22,015,900.	EUR	16,966	21,991,056
Dated 10/26/12 with a maturity date of 11/7/12, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of EUR 3,965,966, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,171,048.	EUR	3,966	5,140,635
Dated 10/31/12 with a maturity date of 11/12/12, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 14,569,966, collateralized by EUR 12,738,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $18,898,791.	EUR	14,570	18,885,037

Total Repurchase Agreements (identified cost $136,983,451)			$137,007,962

Other — 7.5%

Description		Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(9)		$88,480	$88,479,972

Total Other (identified cost $88,479,972)			$88,479,972

Total Short-Term Investments (identified cost $705,032,478)			$709,003,318

Total Investments — 109.9% (identified cost $1,279,914,899)			$1,304,522,334

Currency Call Options Written — (0.3)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	1,239,462	INR	54.00	8/12/13	$(417,954)
Indian Rupee	Citibank NA	INR	1,178,280	INR	54.00	8/12/13	(397,323)
Indian Rupee	Deutsche Bank	INR	633,478	INR	54.00	8/12/13	(213,613)
Indian Rupee	Goldman Sachs International	INR	1,065,000	INR	55.00	8/16/13	(492,381)
Indian Rupee	HSBC Bank USA	INR	1,286,280	INR	54.00	8/12/13	(433,741)
Indian Rupee	JPMorgan Chase Bank	INR	678,000	INR	55.00	8/19/13	(313,888)
Indian Rupee	Nomura International PLC	INR	1,286,280	INR	54.00	8/12/13	(433,741)
Indian Rupee	Standard Chartered Bank	INR	590,220	INR	54.00	8/12/13	(199,026)

Total Currency Call Options Written (premiums received $5,791,622)							$(2,901,667)

Currency Put Options Written — (0.0)%(8)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	666,250	INR	65.00	7/1/13	$(47,410)
Indian Rupee	Goldman Sachs International	INR	555,750	INR	65.00	7/1/13	(39,547)
Indian Rupee	HSBC Bank USA	INR	668,800	INR	64.00	7/3/13	(60,409)
Indian Rupee	JPMorgan Chase Bank	INR	569,600	INR	64.00	7/3/13	(51,449)
Indian Rupee	Standard Chartered Bank	INR	380,800	INR	64.00	7/3/13	(34,395)

Total Currency Put Options Written (premiums received $1,177,318)							$(233,210)

Other Assets, Less Liabilities — (9.6)%							$(113,922,445)

Net Assets — 100.0%							$1,187,465,012

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

BRL	–	Brazilian Real
CNH	–	Yuan Offshore Renminbi
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
GHS	–	Ghanaian Cedi
INR	–	Indian Rupee
KRW	–	South Korean Won
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RSD	–	Serbian Dinar
SGD	–	Singapore Dollar
TRY	–	New Turkish Lira
USD	–	United States Dollar

(1)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2012, the aggregate value of these securities is $24,353,906 or 2.1% of the Portfolio’s net assets.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2012.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts and/or securities sold short.

(7)	Non-income producing.

(8)	Amount is less than 0.05%.

(9)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2012.

Securities Sold Short — (12.6)%

Foreign Government Bonds — (11.5)%

Security		Principal Amount (000’s omitted)	Value

Belgium — (1.9)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(15,060)	$(21,947,714)

Total Belgium			$(21,947,714)

France — (7.2)%
Government of France, 3.75%, 10/25/19	EUR	(12,738)	$(18,886,917)
Government of France, 4.00%, 10/25/38	EUR	(44,492)	(66,676,064)

Total France			$(85,562,981)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,109,628)

Total Spain			$(5,109,628)

Supranational — (2.0)%
European Investment Bank, 3.625%, 1/15/21	EUR	(4,200)	$(6,224,059)
European Investment Bank, 4.25%, 4/15/19	EUR	(6,050)	(9,258,159)
European Investment Bank, 4.625%, 4/15/20	EUR	(5,300)	(8,340,007)

Total Supranational			$(23,822,225)

Total Foreign Government Bonds (proceeds $129,128,894)			$(136,442,548)

Common Stocks — (1.1)%

Security		Shares	Value

China — (1.1)%
Agricultural Bank of China, Ltd., Class H		(7,105,000)	$(3,052,156)
Bank of China, Ltd., Class H		(7,858,000)	(3,219,283)
China Construction Bank Corp., Class H		(4,367,000)	(3,279,396)
Industrial & Commercial Bank of China, Class H		(5,211,000)	(3,431,438)

Total China			$(12,982,273)

Total Common Stocks (proceeds $11,006,171)			$(12,982,273)

Total Securities Sold Short (proceeds $140,135,065)			$(149,424,821)

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2012
Investments —
Securities of unaffiliated issuers, at value (identified cost, $1,152,015,893)	$1,180,005,731
Affiliated investment, at value (identified cost, $88,479,972)	88,479,972
Precious metals, at value (identified cost, $39,419,034)	36,036,631
Total Investments, at value (identified cost, $1,279,914,899)	$1,304,522,334
Cash	$2,838,465
Restricted cash*	7,857,657
Foreign currency, at value (identified cost, $871,793)	941,207
Cash collateral for securities sold short	13,874,650
Interest and dividends receivable	8,440,222
Interest receivable from affiliated investment	7,834
Receivable for investments sold	110,863,734
Receivable for variation margin on open futures contracts	895,795
Receivable for open forward foreign currency exchange contracts	9,064,069
Receivable for closed forward foreign currency exchange contracts	1,955,898
Receivable for open swap contracts	12,836,469
Premium paid on open swap contracts	42,764,946
Total assets	$1,516,863,280

Liabilities
Written options outstanding, at value (premiums received, $6,968,940)	$3,134,877
Payable for investments purchased	110,028,244
Payable for open forward commodity contracts	833,663
Payable for open forward foreign currency exchange contracts	16,679,833
Payable for closed forward foreign currency exchange contracts	1,382,749
Payable for open swap contracts	31,920,313
Premium payable for open swap contracts	282,184
Premium received on open swap contracts	10,795,357
Payable for securities sold short, at value (proceeds, $140,135,065)	149,424,821
Payable to affiliates:
Investment adviser fee	982,542
Trustees’ fees	3,673
Interest payable	3,603,754
Accrued expenses	326,258
Total liabilities	$329,398,268
Net Assets applicable to investors’ interest in Portfolio	$1,187,465,012

Sources of Net Assets
Investors’ capital	$1,197,892,066
Net unrealized depreciation	(10,427,054)
Total	$1,187,465,012

*	Represents restricted cash as collateral for open financial contracts.

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2012
Interest (net of foreign taxes, $228,800)	$64,355,882
Dividends (net of foreign taxes, $16,618)	249,321
Interest allocated from affiliated investment	95,551
Expenses allocated from affiliated investment	(12,473)
Total investment income	$64,688,281

Expenses
Investment adviser fee	$10,642,020
Trustees’ fees and expenses	44,344
Custodian fee	1,643,659
Legal and accounting services	158,994
Interest expense	132,239
Interest and dividends on securities sold short	4,970,126
Miscellaneous	121,130
Total expenses	$17,712,512
Deduct —
Reduction of custodian fee	$2,630
Total expense reductions	$2,630

Net expenses	$17,709,882

Net investment income	$46,978,399

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including a gain of $65,246 from precious metals)	$(37,901,812)
Investment transactions allocated from affiliated investment	1,562
Securities sold short	3,151,333
Futures contracts	5,229,797
Swap contracts	(6,479,073)
Forward commodity contracts	(174,331)
Foreign currency and forward foreign currency exchange contract transactions	54,590,847
Net realized gain	$18,418,323
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $182,562 from precious metals)	$40,851,042
Written options	3,834,063
Securities sold short	(11,416,238)
Futures contracts	(4,080,576)
Swap contracts	(19,427,835)
Forward commodity contracts	204,462
Foreign currency and forward foreign currency exchange contracts	(19,697,955)
Net change in unrealized appreciation (depreciation)	$(9,733,037)

Net realized and unrealized gain	$8,685,286

Net increase in net assets from operations	$55,663,685

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment income	$46,978,399	$16,209,447
Net realized gain (loss) from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	18,418,323	(14,676,966)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	(9,733,037)	(1,796,351)
Net increase (decrease) in net assets from operations	$55,663,685	$(263,870)
Capital transactions —
Contributions	$332,353,874	$961,628,976
Withdrawals	(266,295,812)	(78,026,445)
Net increase in net assets from capital transactions	$66,058,062	$883,602,531

Net increase in net assets	$121,721,747	$883,338,661

Net Assets
At beginning of year	$1,065,743,265	$182,404,604
At end of year	$1,187,465,012	$1,065,743,265

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Consolidated Supplementary Data

	Year Ended October 31,				Period Ended October 31, 2010(1)
Ratios/Supplemental Data	2012		2011
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.62	%(3)	1.42	%(3)	1.47	%(4)
Net investment income	4.28%		2.10%		1.30	%(4)
Portfolio Turnover	91%		50%		7	%(5)

Total Return	5.20%		0.45%		0.63	%(5)

Net assets, end of period (000’s omitted)	$1,187,465		$1,065,743		$182,405

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Includes interest and dividend expense primarily on securities sold short of 0.47% and 0.25% for the years ended October 31, 2012 and 2011, respectively.

(4)	Annualized.

(5)	Not annualized.

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2012, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 66.7%, 23.2%, 4.5%, 4.3% and 1.3%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2012 were $49,419,604 or 4.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to,

31

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

32

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity, index or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a

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Notes to Consolidated Financial Statements — continued

credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

Q  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2012, the Portfolio’s investment adviser fee amounted to $10,642,020 or 0.97% of the Portfolio’s consolidated average daily net assets.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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Notes to Consolidated Financial Statements — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and securities sold short, for the year ended October 31, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$685,493,560	$424,303,866
U.S. Government and Agency Securities	52,430,892	750,290

	$737,924,452	$425,054,156

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,283,243,706

Gross unrealized appreciation	$37,286,459
Gross unrealized depreciation	(16,007,831)

Net unrealized appreciation	$21,278,628

The net unrealized depreciation on written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts at October 31, 2012 on a federal income tax basis was $14,408,391.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2012 is as follows:

Forward Commodity Contracts(1)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

12/27/12	Gold 8,388 Troy Ounces	United States Dollar 13,785,269	Citibank NA	$(608,014)
12/27/12	Gold 3,113 Troy Ounces	United States Dollar 5,191,707	Merrill Lynch International	(225,649)

				$(833,663)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

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Global Macro Absolute Return Advantage Portfolio

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

11/5/12	New Taiwan Dollar 341,774,000	United States Dollar 11,421,019	Australia and New Zealand Banking Group Limited	$(280,403)
11/5/12	New Taiwan Dollar 255,180,000	United States Dollar 8,527,318	Citibank NA	(209,358)
11/5/12	New Taiwan Dollar 286,357,000	United States Dollar 9,569,156	JPMorgan Chase Bank	(234,937)
11/5/12	New Taiwan Dollar 331,272,000	United States Dollar 11,069,705	Nomura International PLC	(272,156)
11/7/12	New Turkish Lira 21,000,000	United States Dollar 10,649,087	Barclays Bank PLC	(1,057,259)
11/7/12	Philippine Peso 59,066,000	United States Dollar 1,430,551	Standard Chartered Bank	(3,311)
11/8/12	Euro 632,000	United States Dollar 871,577	JPMorgan Chase Bank	52,368
11/8/12	Serbian Dinar 97,070,000	Euro 850,000	Deutsche Bank	(4,464)
11/8/12	South African Rand 118,706,634	United States Dollar 14,304,072	Standard Bank	625,247
11/8/12	South African Rand 241,865,285	United States Dollar 29,160,773	Standard Chartered Bank	1,290,107
11/15/12	Euro 1,885,000	United States Dollar 2,558,284	Goldman Sachs International	114,766
11/15/12	Japanese Yen 3,582,000,000	United States Dollar 45,758,815	Goldman Sachs International	883,868
11/15/12	Japanese Yen 743,000,000	United States Dollar 9,249,024	Goldman Sachs International	(59,207)
11/16/12	New Taiwan Dollar 208,988,000	United States Dollar 6,982,093	BNP Paribas SA	(177,225)
11/16/12	New Taiwan Dollar 189,084,000	United States Dollar 6,316,064	JPMorgan Chase Bank	(161,402)
11/16/12	New Taiwan Dollar 200,705,000	United States Dollar 6,704,246	Nomura International PLC	(171,321)
11/19/12	Euro 9,680,000	United States Dollar 12,711,195	Goldman Sachs International	162,611
11/20/12	Euro 51,545,079	United States Dollar 63,364,366	Australia and New Zealand Banking Group Limited	(3,456,231)
11/20/12	Euro 30,357,761	United States Dollar 37,602,830	Bank of America	(1,751,532)
11/20/12	Euro 8,417,000	United States Dollar 10,873,670	Citibank NA	(37,730)
11/20/12	Euro 44,812,071	United States Dollar 55,066,194	Goldman Sachs International	(3,026,052)
11/22/12	Serbian Dinar 148,740,000	Euro 1,302,110	Citibank NA	(923)
11/23/12	Euro 982,000	United States Dollar 1,334,450	Credit Suisse International	61,398

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

11/26/12	Euro 13,720,660	Swedish Krona 116,852,000	Barclays Bank PLC	$(183,103)
11/28/12	British Pound Sterling 1,122,392	United States Dollar 1,780,462	State Street Bank and Trust Co.	(30,637)
11/29/12	Euro 2,515,000	United States Dollar 3,374,627	Standard Chartered Bank	114,045
12/3/12	New Zealand Dollar 65,858,776	United States Dollar 54,475,087	Goldman Sachs International	419,507
12/7/12	New Taiwan Dollar 457,748,000	United States Dollar 15,355,518	Barclays Bank PLC	(341,749)
12/7/12	New Taiwan Dollar 505,958,000	United States Dollar 16,975,608	Nomura International PLC	(374,894)
12/10/12	Euro 41,009,250	United States Dollar 53,435,052	Deutsche Bank	261,993
12/10/12	South African Rand 38,725,725	United States Dollar 4,527,159	Credit Suisse International	85,749
12/10/12	South African Rand 7,200,000	United States Dollar 837,365	Deutsche Bank	11,605
12/11/12	Euro 78,784,000	United States Dollar 100,619,773	Goldman Sachs International	(1,533,717)
12/11/12	Euro 1,820,000	United States Dollar 2,350,994	JPMorgan Chase Bank	(8,868)
12/17/12	Australian Dollar 37,381,000	United States Dollar 38,030,682	Citibank NA	(632,290)
12/17/12	Australian Dollar 27,291,000	United States Dollar 27,820,582	Goldman Sachs International	(406,356)
12/24/12	New Taiwan Dollar 164,276,100	United States Dollar 5,614,549	Australia and New Zealand Banking Group Limited	(22,155)
12/24/12	New Taiwan Dollar 205,345,125	United States Dollar 7,017,467	Citibank NA	(28,413)
12/24/12	New Taiwan Dollar 177,965,775	United States Dollar 6,081,805	Nomura International PLC	(24,624)
1/24/13	Euro 1,910,000	United States Dollar 2,492,359	Standard Chartered Bank	14,632
1/31/13	Euro 839,000	United States Dollar 1,104,527	State Street Bank and Trust Co.	16,073
2/7/13	Euro 973,000	United States Dollar 1,292,694	Standard Chartered Bank	30,318
2/28/13	Euro 1,989,000	United States Dollar 2,663,917	Standard Chartered Bank	82,868
3/14/13	Euro 1,716,000	United States Dollar 2,241,645	Goldman Sachs International	14,565
3/28/13	Euro 2,215,000	United States Dollar 2,954,256	Goldman Sachs International	79,180
4/4/13	Euro 2,000,000	United States Dollar 2,656,040	Goldman Sachs International	59,863

				$(10,109,554)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

11/5/12	Yuan Offshore Renminbi 4,480,000	United States Dollar 709,422	Bank of America	$8,194
11/5/12	Yuan Offshore Renminbi 15,060,000	United States Dollar 2,368,111	JPMorgan Chase Bank	44,233
11/7/12	New Turkish Lira 21,003,595	United States Dollar 11,399,509	Deutsche Bank	308,841
11/8/12	Serbian Dinar 184,641,795	Euro 1,653,755	Citibank NA	(39,375)
11/9/12	Peruvian New Sol 20,597,180	United States Dollar 7,924,126	Standard Chartered Bank	22,348
11/13/12	Polish Zloty 24,486,958	Euro 5,956,014	Barclays Bank PLC	(58,256)
11/13/12	Polish Zloty 39,499,000	Euro 9,609,293	JPMorgan Chase Bank	(96,394)
11/13/12	South Korean Won 18,175,000,000	United States Dollar 15,970,300	Nomura International PLC	686,167
11/13/12	Yuan Offshore Renminbi 7,080,000	United States Dollar 1,128,287	Bank of America	3,053
11/15/12	Indian Rupee 429,698,000	United States Dollar 7,685,530	Goldman Sachs International	281,049
11/15/12	Indian Rupee 525,187,000	United States Dollar 9,391,756	Standard Chartered Bank	345,184
11/15/12	Yuan Offshore Renminbi 42,397,000	United States Dollar 6,717,953	Australia and New Zealand Banking Group Limited	68,308
11/15/12	Yuan Offshore Renminbi 42,701,000	United States Dollar 6,766,123	Bank of America	68,798
11/15/12	Yuan Offshore Renminbi 48,153,000	United States Dollar 7,629,769	Deutsche Bank	77,824
11/19/12	Hong Kong Dollar 85,165,748	United States Dollar 10,987,002	Goldman Sachs International	2,406
11/19/12	Indian Rupee 1,689,593,000	United States Dollar 32,207,263	Standard Chartered Bank	(907,752)
11/19/12	Malaysian Ringgit 12,686,000	United States Dollar 4,057,572	Nomura International PLC	102,366
11/19/12	Philippine Peso 698,325,000	United States Dollar 16,876,314	Australia and New Zealand Banking Group Limited	82,515
11/19/12	Singapore Dollar 5,891,242	United States Dollar 4,791,887	Standard Chartered Bank	37,705
11/19/12	Yuan Offshore Renminbi 3,100,000	United States Dollar 488,574	Deutsche Bank	5,888
11/19/12	Yuan Offshore Renminbi 33,295,000	United States Dollar 5,299,220	Goldman Sachs International	28,564
11/19/12	Yuan Offshore Renminbi 36,800,000	United States Dollar 5,854,745	Standard Chartered Bank	33,901
11/19/12	Yuan Renminbi 1,970,000	United States Dollar 312,465	Goldman Sachs International	1,757

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

11/20/12	Indian Rupee 709,912,000	United States Dollar 13,119,793	Deutsche Bank	$28,571
11/20/12	Indian Rupee 527,947,000	United States Dollar 9,755,118	Goldman Sachs International	23,051
11/20/12	Yuan Offshore Renminbi 83,489,000	United States Dollar 13,282,794	Bank of America	75,929
11/20/12	Yuan Offshore Renminbi 79,513,500	United States Dollar 12,650,306	Barclays Bank PLC	72,313
11/20/12	Yuan Offshore Renminbi 81,265,000	United States Dollar 12,921,768	Citibank NA	81,102
11/21/12	South Korean Won 17,639,284,000	United States Dollar 15,570,715	Standard Chartered Bank	588,681
11/26/12	Swedish Krona 70,900,000	Euro 8,325,603	Credit Suisse International	(111,858)
11/26/12	Swedish Krona 116,851,890	Euro 13,720,808	Deutsche Bank	(183,312)
11/27/12	Polish Zloty 47,454,500	Euro 11,507,190	HSBC Bank USA	(94,112)
11/29/12	Malaysian Ringgit 13,972,000	United States Dollar 4,528,277	Goldman Sachs International	50,212
11/29/12	South Korean Won 17,638,144,000	United States Dollar 15,916,748	Standard Chartered Bank	235,494
12/4/12	Brazilian Real 78,293,000	United States Dollar 38,361,997	BNP Paribas SA	31,636
12/14/12	Hungarian Forint 258,409,906	United States Dollar 1,085,528	Goldman Sachs International	90,352
12/14/12	Hungarian Forint 37,843,748	United States Dollar 164,976	Goldman Sachs International	7,230
12/17/12	South Korean Won 14,033,238,200	United States Dollar 12,580,786	Deutsche Bank	258,759
12/17/12	South Korean Won 3,198,738,600	United States Dollar 2,867,667	Goldman Sachs International	58,982
12/17/12	South Korean Won 5,922,595,200	United States Dollar 5,308,412	Standard Chartered Bank	110,397
12/24/12	Yuan Renminbi 96,431,000	United States Dollar 15,294,127	Nomura International PLC	22,957
12/31/12	Mexican Peso 220,659,713	United States Dollar 16,912,678	Toronto-Dominion Bank	(154,253)
1/8/13	South Korean Won 5,772,226,000	United States Dollar 5,127,677	Nomura International PLC	147,682
1/9/13	New Turkish Lira 43,831,533	United States Dollar 24,074,380	HSBC Bank USA	160,704
1/14/13	Indian Rupee 263,906,000	United States Dollar 4,920,865	Deutsche Bank	(78,392)
1/14/13	Indian Rupee 270,635,000	United States Dollar 5,047,277	Goldman Sachs International	(81,332)
1/29/13	Indian Rupee 276,100,000	United States Dollar 5,070,707	Citibank NA	(15,866)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

1/29/13	Indian Rupee 296,300,000	United States Dollar 5,442,689	Deutsche Bank	$(18,027)
1/30/13	Yuan Offshore Renminbi 40,759,600	United States Dollar 6,472,860	BNP Paribas SA	(1,074)
1/30/13	Yuan Offshore Renminbi 34,172,000	United States Dollar 5,427,573	Citibank NA	(1,763)
1/30/13	Yuan Offshore Renminbi 36,753,000	United States Dollar 5,836,589	Standard Chartered Bank	(969)
1/31/13	Norwegian Krone 133,148,315	Euro 17,796,413	Barclays Bank PLC	189,991
1/31/13	Norwegian Krone 133,148,315	Euro 17,800,339	Deutsche Bank	184,898
1/31/13	Peruvian New Sol 41,519,050	United States Dollar 15,898,545	Deutsche Bank	44,934
2/4/13	Yuan Offshore Renminbi 136,664,000	United States Dollar 21,687,535	BNP Paribas SA	10,330
2/19/13	Indian Rupee 390,229,000	United States Dollar 7,265,481	Bank of America	(144,200)
2/19/13	Indian Rupee 543,121,000	United States Dollar 10,113,985	Citibank NA	(202,581)

				$2,493,790

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

11/12	190 CAC 40 Index	Short	$(8,650,177)	$(8,434,692)	$215,485
11/12	559 Hang Seng H-Shares	Long	38,293,790	38,253,386	(40,404)
12/12	236 Dow Jones Euro Stoxx 50 Index	Short	(7,754,343)	(7,659,517)	94,826
12/12	757 Euro-Bobl	Short	(123,256,029)	(123,462,521)	(206,492)
12/12	17 Euro-Bund	Short	(3,076,417)	(3,121,854)	(45,437)
12/12	114 Euro-Schatz	Short	(16,370,445)	(16,357,146)	13,299
12/12	42 Japan 10-Year Bond	Short	(75,710,999)	(75,892,522)	(181,523)
1/13	424 Platinum	Long	35,329,112	33,432,400	(1,896,712)

					$(2,046,958)

40

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

CAC 40 Index:  Cotation Assistée en Continu Index comprised of 40 largest companies listed on the Paris Bourse Exchange.

Dow Jones Euro Stoxx 50 Index:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz:  Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Hang Seng H-Shares:  Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	HUF 787,130	Receives	6-month HUF BUBOR	7.32%	12/16/16	$(302,136)
Bank of America	HUF 312,000	Pays	6-month HUF BUBOR	6.99	12/19/16	72,855
Bank of America	HUF 312,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(117,447)
Bank of America	HUF 260,000	Pays	6-month HUF BUBOR	6.97	12/20/16	45,720
Bank of America	HUF 260,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(100,502)
Bank of America	HUF 358,000	Pays	6-month HUF BUBOR	6.91	12/21/16	61,066
Bank of America	HUF 358,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(142,459)
Bank of America	HUF 111,400	Receives	6-month HUF BUBOR	7.32	12/22/16	(42,602)
Bank of America	HUF 233,000	Receives	6-month HUF BUBOR	7.93	1/10/17	(118,364)
Bank of America	HUF 339,000	Pays	6-month HUF BUBOR	6.95	1/17/17	68,579
Bank of America	HUF 339,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(170,544)
Bank of America	NZD 12,749	Pays	3-month NZD Bank Bill	3.78	10/30/22	80,767
Bank of America	PLN 12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	14,028
Bank of America	PLN 9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	7,331
Bank of America	PLN 18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	25,940
Bank of America	PLN 17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	18,835
Barclays Bank PLC	PLN 39,020	Pays	6-month PLN WIBOR	4.43	7/27/17	92,096
Barclays Bank PLC	PLN 21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	18,255
Barclays Bank PLC	PLN 10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	15,591
BNP Paribas NA	PLN 20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	(2,303)
Citibank NA	NZD 19,788	Pays	3-month NZD Bank Bill	3.97	8/13/22	442,897
Citibank NA	NZD 15,674	Pays	3-month NZD Bank Bill	3.90	8/13/22	275,916
Citibank NA	NZD 17,922	Pays	3-month NZD Bank Bill	3.86	8/13/22	273,144
Citibank NA	NZD 13,065	Pays	3-month NZD Bank Bill	3.82	8/13/22	157,902
Citibank NA	NZD 20,593	Pays	3-month NZD Bank Bill	3.80	8/30/22	212,297
Citibank NA	NZD 7,279	Pays	3-month NZD Bank Bill	3.78	10/30/22	46,112
Citibank NA	PLN 17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	19,190
Citibank NA	PLN 13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	10,446
Citibank NA	PLN 2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	(527)
Citibank NA	PLN 8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	5,918
Citibank NA	PLN 8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	17,685
Credit Suisse International	HUF 492,670	Pays	6-month HUF BUBOR	6.93	12/16/16	109,929
Credit Suisse International	HUF 492,670	Receives	6-month HUF BUBOR	7.32	12/16/16	(189,327)

41

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	HUF 120,600	Pays	6-month HUF BUBOR	6.98%	12/22/16	$21,723
Credit Suisse International	HUF 120,600	Receives	6-month HUF BUBOR	7.29	12/22/16	(45,391)
Credit Suisse International	HUF 103,000	Pays	6-month HUF BUBOR	6.99	12/27/16	18,981
Credit Suisse International	HUF 103,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(40,722)
Credit Suisse International	HUF 400,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(201,848)
Credit Suisse International	HUF 514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(229,618)
Credit Suisse International	HUF 176,000	Pays	6-month HUF BUBOR	7.10	1/17/17	38,643
Credit Suisse International	HUF 176,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(85,711)
Credit Suisse International	HUF 186,000	Pays	6-month HUF BUBOR	5.87	1/20/17	(1,455)
Credit Suisse International	HUF 186,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(87,599)
Credit Suisse International	PLN 10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	22,274
Credit Suisse International	USD 9,461	Receives	3-month USD-LIBOR-BBA	1.81	10/23/22	(63,094)
Deutsche Bank	HUF 182,820	Pays	6-month HUF BUBOR	7.01	1/19/17	37,882
Deutsche Bank	HUF 182,820	Receives	6-month HUF BUBOR	7.98	1/19/17	(94,533)
Deutsche Bank	NZD 14,775	Pays	3-month NZD Bank Bill	3.79	10/30/22	106,456
Deutsche Bank	PLN 7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	8,503
Deutsche Bank	PLN 31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	44,348
Deutsche Bank	PLN 18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	5,767
Deutsche Bank	PLN 13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	(2,355)
Deutsche Bank	PLN 10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	11,268
Goldman Sachs International	PLN 6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	7,769
JPMorgan Chase Bank	HUF 1,612,000	Pays	6-month HUF BUBOR	6.93	12/19/16	363,666
JPMorgan Chase Bank	HUF 1,612,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(597,057)
JPMorgan Chase Bank	HUF 529,000	Pays	6-month HUF BUBOR	6.94	12/20/16	93,038
JPMorgan Chase Bank	HUF 529,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(204,716)
JPMorgan Chase Bank	HUF 642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(251,322)
JPMorgan Chase Bank	HUF 627,500	Pays	6-month HUF BUBOR	6.99	12/22/16	148,719
JPMorgan Chase Bank	HUF 627,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(237,441)
JPMorgan Chase Bank	HUF 616,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(242,302)
JPMorgan Chase Bank	HUF 227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(106,909)
JPMorgan Chase Bank	PLN 8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	8,774
JPMorgan Chase Bank	PLN 41,260	Pays	6-month PLN WIBOR	4.25	10/8/17	17,426
Morgan Stanley & Co. International PLC	HUF 671,000	Pays	6-month HUF BUBOR	6.94	12/19/16	152,015
Morgan Stanley & Co. International PLC	HUF 671,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(248,528)
Morgan Stanley & Co. International PLC	HUF 265,000	Pays	6-month HUF BUBOR	7.02	12/20/16	48,396
Morgan Stanley & Co. International PLC	HUF 265,000	Receives	6-month HUF BUBOR	7.36	12/20/16	(103,503)
Nomura International PLC	HUF 457,000	Pays	6-month HUF BUBOR	6.99	12/21/16	108,049
Nomura International PLC	HUF 457,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(181,380)

						$(855,499)

42

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

HUF	–	Hungarian Forint
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
USD	–	United States Dollar

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America	$3,370	5.00	%(1)	6/20/13	29.91%	$(456,677)	$(18,562)	$(475,239)
Argentina	Bank of America	3,476	5.00	(1)	6/20/13	29.91	(471,030)	(14,514)	(485,544)
Argentina	Bank of America	3,468	5.00	(1)	6/20/13	29.91	(470,026)	(19,736)	(489,762)
Argentina	Bank of America	6,951	5.00	(1)	6/20/13	29.91	(942,045)	(28,191)	(970,236)
Argentina	Bank of America	19,517	5.00	(1)	6/20/13	29.91	(2,644,957)	(34,701)	(2,679,658)
Argentina	Bank of America	13,100	5.00	(1)	9/20/13	29.14	(2,320,935)	409,448	(1,911,487)
Argentina	Citibank NA	5,490	5.00	(1)	9/20/13	29.14	(972,667)	171,563	(801,104)
Argentina	Credit Suisse International	3,253	5.00	(1)	6/20/13	29.91	(440,849)	(5,784)	(446,633)
Argentina	Credit Suisse International	3,464	5.00	(1)	6/20/13	29.91	(469,444)	(14,504)	(483,948)
Argentina	Credit Suisse International	3,552	5.00	(1)	6/20/13	29.91	(481,370)	(10,559)	(491,929)
Argentina	Credit Suisse International	3,688	5.00	(1)	6/20/13	29.91	(499,800)	(15,442)	(515,242)
Argentina	Deutsche Bank	3,219	5.00	(1)	6/20/13	29.91	(436,295)	(13,473)	(449,768)
Argentina	Deutsche Bank	3,464	5.00	(1)	6/20/13	29.91	(469,444)	(14,504)	(483,948)
Argentina	Deutsche Bank	3,468	5.00	(1)	6/20/13	29.91	(470,040)	(19,736)	(489,776)
Argentina	Deutsche Bank	5,680	5.00	(1)	6/20/13	29.91	(769,757)	(22,115)	(791,872)
Argentina	Goldman Sachs International	10,000	5.00	(1)	9/20/13	29.14	(1,771,707)	312,501	(1,459,206)
Argentina	Morgan Stanley & Co. International PLC	5,000	5.00	(1)	9/20/13	29.14	(885,853)	(39,131)	(924,984)
Poland	Barclays Bank PLC	9,440	1.00	(1)	9/20/22	1.39	(316,828)	1,065,456	748,628
Poland	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	1.39	(161,100)	584,453	423,353
Poland	Citibank NA	43,370	1.00	(1)	9/20/22	1.39	(1,455,555)	2,425,417	969,862
Poland	Deutsche Bank	2,000	1.00	(1)	6/20/22	1.38	(63,526)	328,550	265,024
Poland	Goldman Sachs International	11,560	1.00	(1)	9/20/22	1.39	(387,980)	1,254,044	866,064
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.00	3,639	16,902	20,541
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.00	1,015	4,499	5,514
South Africa	Bank of America	7,500	1.00	(1)	9/20/17	1.46	(153,655)	240,244	86,589
South Africa	Bank of America	5,000	1.00	(1)	9/20/17	1.46	(102,436)	74,443	(27,993)
South Africa	Bank of America	26,320	1.00	(1)	9/20/17	1.46	(539,227)	439,630	(99,597)
South Africa	Bank of America	14,640	1.00	(1)	9/20/17	1.46	(299,935)	184,112	(115,823)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.00	4,369	22,533	26,902

43

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Barclays Bank PLC	$2,280	1.00	%(1)	12/20/15	1.00%	$2,601	$13,527	$16,128
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.46	(102,442)	133,441	30,999
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.46	(51,426)	62,366	10,940
South Africa	BNP Paribas SA	4,190	1.00	(1)	9/20/17	1.46	(85,847)	107,891	22,044
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	0.95	12,752	77,474	90,226
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	1.00	5,458	30,946	36,404
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	1.00	2,282	11,139	13,421
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	1.00	1,015	5,288	6,303
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	1.08	(13,188)	95,531	82,343
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	1.08	(11,869)	48,613	36,744
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.46	(75,803)	128,415	52,612
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/17	1.46	(99,569)	172,918	73,349
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/17	1.46	(116,778)	182,586	65,808
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.46	(307,310)	513,776	206,466
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.46	(62,896)	103,771	40,875
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.51	(63,902)	64,452	550
South Africa	HSBC Bank USA	5,000	1.00	(1)	9/20/17	1.46	(102,442)	131,185	28,743
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/17	1.51	(60,353)	63,264	2,911
South Africa	JPMorgan Chase Bank	7,500	1.00	(1)	9/20/17	1.46	(153,663)	196,778	43,115
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.46	(20,487)	14,923	(5,564)
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.51	(182,774)	187,970	5,196
Spain	Deutsche Bank	1,100	1.00	(1)	3/20/13	1.07	990	12,477	13,467
Markit CDX North America High Yield Index	Barclays Bank PLC	1,670	5.00	(1)	12/20/17	5.19	(3,484)	2,050	(1,434)
Markit CDX North America High Yield Index	Citibank NA	10,350	5.00	(1)	12/20/17	5.19	(21,597)	6,354	(15,243)
Markit CDX North America High Yield Index	Deutsche Bank	12,460	5.00	(1)	12/20/17	5.19	(26,000)	15,298	(10,702)

44

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	JPMorgan Chase Bank	$9,130	5.00	%(1)	12/20/17	5.19%	$(19,051)	$22,418	$3,367

Total		$369,513					$(19,999,898)	$9,667,694	$(10,332,204)

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America	$4,600	1.00	%(1)	12/20/20	$143,154	$(119,286)	$23,868
Brazil	Bank of America	1,217	1.00	(1)	12/20/20	37,874	(36,897)	977
Brazil	Bank of America	533	1.00	(1)	12/20/20	16,587	(15,806)	781
Brazil	Bank of America	280	1.00	(1)	12/20/20	8,713	(7,944)	769
Brazil	Barclays Bank PLC	1,430	1.00	(1)	12/20/20	44,498	(44,366)	132
Brazil	Barclays Bank PLC	35,000	1.00	(1)	6/20/21	1,225,921	(1,357,232)	(131,311)
Brazil	Barclays Bank PLC	15,000	1.00	(1)	6/20/22	637,925	(1,350,173)	(712,248)
Brazil	Citibank NA	2,400	1.00	(1)	9/20/20	69,891	(91,202)	(21,311)
Brazil	Citibank NA	270	1.00	(1)	12/20/20	8,402	(7,750)	652
Brazil	Citibank NA	11,000	1.00	(1)	9/20/21	406,553	(422,238)	(15,685)
Brazil	Goldman Sachs International	12,800	1.00	(1)	9/20/22	567,684	(1,141,081)	(573,397)
Brazil	HSBC Bank USA	1,000	1.00	(1)	6/20/21	35,027	(37,449)	(2,422)
Brazil	Standard Chartered Bank	2,400	1.00	(1)	9/20/20	69,891	(77,146)	(7,255)
Brazil	Standard Chartered Bank	280	1.00	(1)	12/20/20	8,713	(8,037)	676
China	Bank of America	6,100	1.00	(1)	3/20/17	(125,218)	(159,669)	(284,887)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(206,836)	(240,011)	(446,847)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	(75,949)	(83,760)	(159,709)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	(88,269)	(97,343)	(185,612)
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	104,053	(155,618)	(51,565)
Colombia	Barclays Bank PLC	2,000	1.00	(1)	6/20/22	63,021	(112,356)	(49,335)
Colombia	Citibank NA	2,100	1.00	(1)	6/20/22	66,170	(160,081)	(93,911)
Colombia	Deutsche Bank	2,500	1.00	(1)	6/20/22	78,776	(167,638)	(88,862)
Colombia	Deutsche Bank	2,080	1.00	(1)	6/20/22	65,541	(159,966)	(94,425)
Colombia	Deutsche Bank	4,100	1.00	(1)	6/20/22	129,192	(262,712)	(133,520)
Colombia	Goldman Sachs International	7,410	1.00	(1)	6/20/17	(35,395)	(225,491)	(260,886)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	79,774	(117,211)	(37,437)
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	63,019	(152,458)	(89,439)
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	63,018	(168,117)	(105,099)
Colombia	HSBC Bank USA	4,040	1.00	(1)	6/20/17	(19,297)	(124,655)	(143,952)
Colombia	HSBC Bank USA	8,590	1.00	(1)	9/20/21	229,184	(329,198)	(100,014)
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00	(1)	6/20/22	126,041	(249,479)	(123,438)

45

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	Morgan Stanley & Co. International PLC	$4,470	1.00	%(1)	9/20/21	$119,261	$(178,362)	$(59,101)
Croatia	BNP Paribas SA	2,000	1.00	(1)	12/20/17	138,243	(138,342)	(99)
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	101,987	(102,516)	(529)
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	95,490	(54,830)	40,660
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	156,456	(84,163)	72,293
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	158,292	(90,898)	67,394
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	337,885	(145,561)	192,324
Hungary	Bank of America	1,800	1.00	(1)	3/20/17	121,599	(283,140)	(161,541)
Hungary	Barclays Bank PLC	900	1.00	(1)	3/20/17	60,800	(141,558)	(80,758)
Hungary	Barclays Bank PLC	2,500	1.00	(1)	3/20/17	168,889	(394,648)	(225,759)
Hungary	Deutsche Bank	1,700	1.00	(1)	3/20/17	114,844	(266,212)	(151,368)
Hungary	Goldman Sachs International	3,400	1.00	(1)	3/20/17	229,688	(530,472)	(300,784)
Hungary	HSBC Bank USA	900	1.00	(1)	3/20/17	60,800	(141,558)	(80,758)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	180,333	(182,876)	(2,543)
Mexico	Bank of America	1,900	1.00	(1)	6/20/22	60,103	(118,513)	(58,410)
Mexico	Bank of America	3,910	1.00	(1)	6/20/22	123,686	(277,106)	(153,420)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	31,632	(74,339)	(42,707)
Mexico	Citibank NA	1,250	1.00	(1)	6/20/22	39,541	(80,062)	(40,521)
Mexico	Deutsche Bank	1,900	1.00	(1)	6/20/22	60,103	(119,966)	(59,863)
Mexico	Deutsche Bank	2,020	1.00	(1)	6/20/22	63,899	(141,622)	(77,723)
Mexico	Deutsche Bank	1,850	1.00	(1)	6/20/22	58,521	(140,186)	(81,665)
Mexico	Deutsche Bank	3,900	1.00	(1)	6/20/22	123,370	(255,900)	(132,530)
Mexico	Goldman Sachs International	1,900	1.00	(1)	6/20/22	60,104	(119,977)	(59,873)
Mexico	Goldman Sachs International	1,950	1.00	(1)	6/20/22	61,685	(148,499)	(86,814)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	(23,325)	(12,254)	(35,579)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	(33,321)	(16,413)	(49,734)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(39,985)	(29,903)	(69,888)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(15,364)	(13,539)	(28,903)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(21,511)	(13,516)	(35,027)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(24,583)	(11,982)	(36,565)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(24,583)	(17,894)	(42,477)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(32,266)	(22,091)	(54,357)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(38,411)	(33,239)	(71,650)
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	(108,370)	(105,133)	(213,503)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	(30,729)	(21,731)	(52,460)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(93,342)	(185,161)	(278,503)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	(16,661)	(9,372)	(26,033)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	(21,659)	(11,398)	(33,057)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	(38,320)	(21,477)	(59,797)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(30,730)	(22,355)	(53,085)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(16,660)	(7,839)	(24,499)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(39,948)	(30,704)	(70,652)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	439,038	(661,294)	(222,256)

46

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Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Russia	Citibank NA	$43,370	1.00	%(1)	9/20/22	$3,966,808	$(3,597,181)	$369,627
Russia	Deutsche Bank	2,000	1.00	(1)	6/20/22	177,032	(342,675)	(165,643)
Russia	Morgan Stanley & Co. International PLC	9,440	1.00	(1)	9/20/22	863,442	(1,316,103)	(452,661)
Russia	Morgan Stanley & Co. International PLC	11,560	1.00	(1)	9/20/22	1,057,350	(1,604,194)	(546,844)
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	218,548	(109,657)	108,891
South Africa	Bank of America	890	1.00	(1)	12/20/20	60,974	(27,892)	33,082
South Africa	Bank of America	26,320	1.00	(1)	9/20/22	2,407,394	(2,041,484)	365,910
South Africa	Bank of America	14,640	1.00	(1)	9/20/22	1,339,067	(1,025,332)	313,735
South Africa	Bank of America	5,000	1.00	(1)	9/20/22	457,332	(370,284)	87,048
South Africa	Bank of America	7,500	1.00	(1)	9/20/22	686,020	(731,925)	(45,905)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	262,394	(126,748)	135,646
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	156,203	(71,188)	85,015
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	283,555	(259,754)	23,801
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	283,555	(266,884)	16,671
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	311,997	(248,178)	63,819
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	327,822	(167,546)	160,276
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	137,021	(69,222)	67,799
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	60,974	(29,655)	31,319
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	582,538	(300,274)	282,264
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	647,229	(391,041)	256,188
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,639,407	(1,705,967)	(66,560)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	338,426	(374,938)	(36,512)
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/22	444,527	(473,394)	(28,867)
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/22	521,358	(552,835)	(31,477)
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	280,805	(289,803)	(8,998)
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,372,010	(1,461,904)	(89,894)
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	250,169	(260,546)	(10,377)
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/22	236,276	(236,310)	(34)
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	91,466	(76,623)	14,843
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	715,538	(733,411)	(17,873)
Spain	Bank of America	2,400	1.00	(1)	9/20/20	328,021	(210,795)	117,226
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	330,891	(186,297)	144,594
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	547,702	(329,035)	218,667
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	154,470	(91,090)	63,380
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	449,396	(387,215)	62,181
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	738,576	(426,592)	311,984
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	738,436	(480,519)	257,917
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	789,887	(932,268)	(142,381)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	316,946	(286,207)	30,739
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	738,576	(465,777)	272,799
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	491,527	(338,652)	152,875
Spain	Deutsche Bank	10,730	1.00	(1)	6/20/22	1,730,538	(2,865,798)	(1,135,260)

47

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Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Bank of America	$ 1,000	1.00	%(1)	3/20/16	$(15,789)	$(3,141)	$(18,930)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(22,102)	(6,535)	(28,637)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(47,366)	(1,889)	(49,255)
Thailand	Citibank NA	7,900	1.00	(1)	12/20/16	(101,322)	(258,658)	(359,980)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(64,730)	(23,126)	(87,856)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(54,581)	(24,856)	(79,437)
Tunisia	Barclays Bank PLC	970	1.00	(1)	9/20/17	105,733	(87,098)	18,635
Tunisia	Barclays Bank PLC	1,000	1.00	(1)	9/20/17	109,002	(85,522)	23,480
Tunisia	Deutsche Bank	3,800	1.00	(1)	6/20/17	391,679	(278,841)	112,838
Tunisia	Deutsche Bank	2,150	1.00	(1)	6/20/17	221,614	(166,526)	55,088
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	228,894	(166,445)	62,449
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	245,244	(187,705)	57,539
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	228,905	(184,294)	44,611
Tunisia	JPMorgan Chase Bank	4,520	1.00	(1)	9/20/17	492,691	(406,613)	86,078
Tunisia	Morgan Stanley & Co. International PLC	500	1.00	(1)	6/20/17	51,537	(38,700)	12,837
Tunisia	Nomura International PLC	3,400	1.00	(1)	12/20/17	390,151	(357,327)	32,824
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR 15,050	1.00	(1)	12/20/17	672,312	(812,554)	(140,242)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR 8,166	5.00	(1)	12/20/17	(1,008,112)	856,711	(151,401)

						$35,670,102	$(41,637,283)	$(5,967,181)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $369,513,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro

48

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October 31, 2012

Notes to Consolidated Financial Statements — continued

Cross-Currency Swaps
Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)	Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	TRY 700	$394	3-month USD-LIBOR-BBA	6.97%	8/18/21	$(22,531)
Citibank NA	TRY 10,951	7,200	3-month USD-LIBOR-BBA	8.23	9/3/20	230,584
Citibank NA	TRY 7,310	3,999	3-month USD-LIBOR-BBA	6.45	1/6/21	(168,489)
Citibank NA	TRY 5,133	3,216	3-month USD-LIBOR-BBA	8.23	2/25/21	(188,030)
Citibank NA	TRY 5,600	3,094	3-month USD-LIBOR-BBA	6.26	10/18/21	(52,788)
Credit Suisse International	TRY 10,104	5,676	3-month USD-LIBOR-BBA	6.90	8/18/21	(302,667)
Deutsche Bank	TRY 14,469	7,920	3-month USD-LIBOR-BBA	6.45	1/6/21	(328,786)
Deutsche Bank	TRY 18,837	11,832	3-month USD-LIBOR-BBA	8.20	2/24/21	(639,191)
Deutsche Bank	TRY 13,388	7,517	3-month USD-LIBOR-BBA	7.00	8/18/21	(457,062)

						$(1,928,960)

TRY	–	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the year ended October 31, 2012 was as follows:

	Principal Amount of Contracts (000’s Omitted)		Premiums Received
Outstanding, beginning of year	INR	—	$—
Options written		10,798,200	6,968,940

Outstanding, end of year	INR	10,798,200	$6,968,940

INR	–	Indian Rupee

At October 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

49

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Notes to Consolidated Financial Statements — continued

Equity Price Risk:  The Portfolio enters into equity index futures and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions, and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into swap contracts, over-the-counter options, forward foreign currency exchange contracts and forward commodity contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2012, the fair value, excluding upfront payments, of derivatives with credit-related contingent features in a net liability position was $53,951,435. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $10,575,272 at October 31, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the-counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At October 31, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $29,588,378 with the highest amount from any one counterparty being $4,595,387. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio (and Subsidiary) has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio (and Subsidiary) or the counterparty. At October 31, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $25,556,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered Portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2012 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$3,580	$5,412,330	$316,032	$2,947,000
Net unrealized depreciation*	—	310,311	—	13,299	—
Receivable for open forward foreign currency exchange contracts	—	—	9,064,069	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	38,218,957	—	—	3,586,780	—

Total Asset Derivatives	$38,218,957	$313,891	$14,476,399	$3,916,111	$2,947,000

Written options	$—	$—	$(3,134,877)	$—	$—
Net unrealized depreciation*	—	(40,404)	—	(433,452)	$(1,896,712)
Payable for open forward commodity contracts	—	—	—	—	(833,663)
Payable for open forward foreign currency exchange contracts	—	—	(16,679,833)	—	—

Payable for open swap contracts; Premium paid/received on open swap contracts	(22,548,753)	—	—	(6,371,239)	—

Total Liability Derivatives	$(22,548,753)	$(40,404)	$(19,814,710)	$(6,804,691)	$(2,730,375)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

50

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Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2012 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Net realized gain (loss) — Investment transactions	$—	$(2,259,795)	$—	$—	$—
Futures contracts	—	1,956,181	—	1,316,827	1,956,789
Swap contracts	(3,709,211)	—	—	(2,769,862)	—
Forward commodity contracts	—	—	—	—	(174,331)

Foreign currency and forward foreign currency exchange contract transactions	—	—	55,094,672	—	—

Total	$(3,709,211)	$(303,614)	$55,094,672	$(1,453,035)	$1,782,458

Change in unrealized appreciation (depreciation) — Investments	$—	$(422,189)	$497,291	$(790,848)	$6,340
Written options	—		3,834,063	—	—
Futures contracts	—	269,907	—	(1,039,026)	(3,311,457)
Swap contracts	(16,188,149)	—	—	(3,239,686)	—
Forward commodity contracts	—	—	—	—	204,462

Foreign currency and forward foreign currency exchange contracts	—	—	(18,457,791)	—	—

Total	$(16,188,149)	$(152,282)	$(14,126,437)	$(5,069,560)	$(3,100,655)

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2012, which are indicative of the volume of these derivative types, were approximately $162,963,000, $18,603,000, $1,377,578,000 and $1,227,446,000, respectively.

The average principal amount of purchased currency options contracts, average notional amount of interest rate swaption contracts, average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the year ended October 31, 2012, which are indicative of the volume of these derivative types, were approximately $175,281,000, $24,000,000, 116,661,000 contracts and 65 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2012. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2012.

7  Risks Associated with Foreign Investments and Currencies

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities and currencies also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and

51

Global Macro Absolute Return Advantage Portfolio

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Notes to Consolidated Financial Statements — continued

securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Foreign Government Bonds	$—	$487,121,798		$—	$487,121,798
Collateralized Mortgage Obligations	—	39,018,213		—	39,018,213
Mortgage Pass-Throughs	—	7,263,296		—	7,263,296
Common Stocks	—	17,400,136	*	—	17,400,136
Precious Metals	36,036,631	—		—	36,036,631
Currency Call Options Purchased	—	5,227,473		—	5,227,473
Currency Put Options Purchased	—	184,857		—	184,857
Interest Rate Swaptions	—	316,032		—	316,032
Put Options Purchased	2,947,000	3,580		—	2,950,580
Short-Term Investments —
Foreign Government Securities	—	472,515,788		—	472,515,788
U.S. Treasury Obligations	—	10,999,596		—	10,999,596
Repurchase Agreements	—	137,007,962		—	137,007,962
Other	—	88,479,972		—	88,479,972

Total Investments	$38,983,631	$1,265,538,703		$—	$1,304,522,334

Forward Foreign Currency Exchange Contracts	$—	$9,064,069		$—	$9,064,069
Swap Contracts	—	41,805,737		—	41,805,737
Futures Contracts	323,610	—		—	323,610

Total	$39,307,241	$1,316,408,509		$—	$1,355,715,750

52

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Liability Description	Level 1	Level 2	Level 3	Total

Currency Call Options Written	$—	$(2,901,667)	$—	$(2,901,667)
Currency Put Options Written	—	(233,210)	—	(233,210)
Securities Sold Short	—	(149,424,821)	—	(149,424,821)
Forward Commodity Contracts	—	(833,663)	—	(833,663)
Forward Foreign Currency Exchange Contracts	—	(16,679,833)	—	(16,679,833)
Swap Contracts	—	(28,919,992)	—	(28,919,992)
Futures Contracts	(2,370,568)	—	—	(2,370,568)

Total	$(2,370,568)	$(198,993,186)	$—	$(201,363,754)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

53

Global Macro Absolute Return Advantage Portfolio

October 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Absolute Return Advantage Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Absolute Return Advantage Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments as of October 31, 2012, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the two years in the period then ended and for the period from the start of business, August 31, 2010, to October 31, 2010. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Absolute Return Advantage Portfolio and subsidiary as of October 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the two years in the period then ended and for the period from the start of business, August 31, 2010, to October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2012

54

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Absolute Return Advantage Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 187 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Of the Trust since 2007 and of the Portfolio since 2010

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 187 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Of the Trust since 2005 and of the Portfolio since 2010	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Of the Trust since 2007 and of the Portfolio since 2010

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Of the Trust since 2003 and of the Portfolio since 2010

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Of the Trust since 2003 and of the Portfolio since 2010

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

55

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Helen Frame Peters 1948	Trustee	Of the Trust since 2008 and of the Portfolio since 2010

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2010

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007; Trustee of the Trust since 2005 and of the Portfolio since 2010

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 1957	President of the Trust	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.
Eric A. Stein 1980	President of the Portfolio	Since 2012	Vice President of EVM and BMR.
Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.
Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2010	Vice President of EVM and BMR.
Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary of the Trust since 2007 and of the Portfolio since 2010; and Chief Legal Officer of the Trust since 2008 and of the Portfolio since 2010	Vice President of EVM and BMR.

56

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust since 2004 and of the Portfolio since 2010	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

57

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

58

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836-12/12	GMARADVSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Period Ended	10/31/11	10/31/12
Audit Fees	$73,000	$75,990
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$26,500	$32,650
All Other Fees(3)	$2,900	$7,630

Total	$102,400	$116,720

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/11	10/31/12
Registrant	$29,400	$40,280
Eaton Vance(1)	$266,431	$566,619

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 20, 2012

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 20, 2012